Leases - Schedule of Lease Cost and Accumulated Depreciation (Details) - Right-of-Use Asset [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	$ 621,394	$ 556,293	$ 381,824
Right-of-use assets Cost, Additions	179,738	71,700	210,557
Right-of-use assets Cost, Disposals	(60,012)	(26,032)	(21,134)
Right-of-use assets Cost, Foreign currency translation	(14,452)	19,433	(14,954)
Right-of-use assets, Cost ending	726,668	621,394	556,293
Right-of-use assets, Accumulated depreciation beginning	(307,371)	(194,732)	(88,259)
Right-of-use assets Accumulated depreciation, Additions	(134,150)	(120,985)	(119,930)
Right-of-use assets Accumulated depreciation, Disposals	41,365	17,795	9,000
Right-of-use assets Accumulated depreciation, Foreign currency translation	10,076	(9,449)	4,457
Right-of-use assets, Accumulated depreciation ending	(390,080)	(307,371)	(194,732)
Vehicles [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	183,974	137,408	107,542
Right-of-use assets Cost, Additions	60,748	65,109	49,934
Right-of-use assets Cost, Disposals	(1,790)	(20,809)	(18,206)
Right-of-use assets Cost, Foreign currency translation	(1,649)	2,266	(1,862)
Right-of-use assets, Cost ending	241,283	183,974	137,408
Right-of-use assets, Accumulated depreciation beginning	(75,716)	(54,394)	(20,918)
Right-of-use assets Accumulated depreciation, Additions	(56,154)	(38,996)	(41,266)
Right-of-use assets Accumulated depreciation, Disposals	168	18,999	6,275
Right-of-use assets Accumulated depreciation, Foreign currency translation	1,080	(1,325)	1,515
Right-of-use assets, Accumulated depreciation ending	(130,622)	(75,716)	(54,394)
Buildings [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	234,433	225,936	94,616
Right-of-use assets Cost, Additions	428		139,645
Right-of-use assets Cost, Disposals	(57,825)	(2,430)
Right-of-use assets Cost, Foreign currency translation	(7,504)	10,927	(8,325)
Right-of-use assets, Cost ending	169,532	234,433	225,936
Right-of-use assets, Accumulated depreciation beginning	(80,393)	(40,178)	(12,947)
Right-of-use assets Accumulated depreciation, Additions	(28,633)	(33,812)	(30,306)
Right-of-use assets Accumulated depreciation, Disposals	40,922	(2,344)	1,647
Right-of-use assets Accumulated depreciation, Foreign currency translation	3,955	(4,059)	1,428
Right-of-use assets, Accumulated depreciation ending	(64,149)	(80,393)	(40,178)
Warehouses [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	127,369	117,854	119,903
Right-of-use assets Cost, Additions	96,644	4,036	2,718
Right-of-use assets Cost, Disposals		(761)
Right-of-use assets Cost, Foreign currency translation	(5,299)	6,240	(4,767)
Right-of-use assets, Cost ending	218,714	127,369	117,854
Right-of-use assets, Accumulated depreciation beginning	(90,544)	(59,919)	(35,275)
Right-of-use assets Accumulated depreciation, Additions	(30,703)	(26,560)	(26,158)
Right-of-use assets Accumulated depreciation, Disposals
Right-of-use assets Accumulated depreciation, Foreign currency translation	5,041	(4,065)	1,514
Right-of-use assets, Accumulated depreciation ending	(116,206)	(90,544)	(59,919)
Office furniture and equipment [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	8,828	8,395	8,151
Right-of-use assets Cost, Additions	1,935	433	3,172
Right-of-use assets Cost, Disposals	(397)		(2,928)
Right-of-use assets Cost, Foreign currency translation
Right-of-use assets, Cost ending	10,366	8,828	8,395
Right-of-use assets, Accumulated depreciation beginning	(5,569)	(2,919)	(1,346)
Right-of-use assets Accumulated depreciation, Additions	(3,178)	(2,650)	(2,651)
Right-of-use assets Accumulated depreciation, Disposals	275		1,078
Right-of-use assets Accumulated depreciation, Foreign currency translation
Right-of-use assets, Accumulated depreciation ending	(8,472)	(5,569)	(2,919)
Computer equipment [Member]
Schedule of Lease Cost and Accumulated Depreciation [Line Items]
Right-of-use assets, Cost beginning	66,790	66,700	51,612
Right-of-use assets Cost, Additions	19,983	2,122	15,088
Right-of-use assets Cost, Disposals		(2,032)
Right-of-use assets Cost, Foreign currency translation
Right-of-use assets, Cost ending	86,773	66,790	66,700
Right-of-use assets, Accumulated depreciation beginning	(55,149)	(37,322)	(17,773)
Right-of-use assets Accumulated depreciation, Additions	(15,482)	(18,967)	(19,549)
Right-of-use assets Accumulated depreciation, Disposals		1,140
Right-of-use assets Accumulated depreciation, Foreign currency translation
Right-of-use assets, Accumulated depreciation ending	$ (70,631)	$ (55,149)	$ (37,322)